Dividends paid and proposed (Details) - USD ($) $ / shares in Units, $ in Millions								12 Months Ended
	Mar. 27, 2026	Sep. 24, 2025	Apr. 02, 2025	Oct. 03, 2024	Apr. 04, 2024	Sep. 28, 2023	Apr. 05, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(a) Dividends paid during the financial year
Prior year fully franked final dividend								$ 1,006	$ 1,139	$ 2,734
Current year fully franked interim dividend								1,006	1,310	1,519
Total dividends paid during the financial year								2,012	2,449	4,253
(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Current year fully franked final dividend								$ 1,122	$ 1,006	$ 1,139
(c) Other information
Current year dividends per share (in USD per share)								$ 1.12	$ 1.22	$ 1.40
Prior year fully franked final dividend, per share (in USD per share)			$ 0.53		$ 0.60		$ 1.44
Current year fully franked interim dividend, per share (in USD per share)		$ 0.53		$ 0.69		$ 0.80
Final dividend per share (in USD per share)			$ 0.53		$ 0.60
Forecast
(c) Other information
Final dividend per share (in USD per share)	$ 0.59